Description of Business and Organization (Tables)	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company and Subsidiaries

As of the issuance date of the condensed consolidated financial statements, the details of the Company’s subsidiaries are as follows:

Name of Entity	Incorporation Date	Background	Ownership	Principal activities
Youxin Cloud (BVI) Ltd (“Youxin BVI”)	November 10, 2022	British Virgin Islands (“BVI”) Company	Youxin Cayman (100% Hold)	Holding company

Youxin Cloud (HK) Limited (“Youxin HK”)	December 13, 2022	Hong Kong (“HK”) Limited Company	Youxin BVI (100% Hold)	Holding company

Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”)	February 17, 2023	The People’s Republic Of China (“PRC”) Company	Youxin HK (100% Hold)	Holding company

Guangzhou Youxin Technology Co., Ltd. (“Guangzhou Youxin”)	March 12, 2018	The People’s Republic Of China (“PRC”) Company	WFOE (100% Hold)	PaaS and SaaS products

Celnet Technology Co., Ltd. (“Celnet BJ”)	April 19, 2012	The People’s Republic Of China (“PRC”) Company	Youxin Cayman (51% Hold)	PaaS and SaaS products

Celnet Technology (HK) Limited (“Celnet HK”)	July 12, 2016	Hong Kong (“HK”) Limited Company	Celnet BJ (100% Hold)	PaaS and SaaS products